Leases - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Operating Leases
2024		¥ 2,658,392
2025	¥ 2,531,918	1,949,316
2026	2,306,078	1,724,905
2027	1,899,976	1,449,608
2028	1,504,174	1,173,595
2029	1,228,528
Thereafter	7,388,703	8,241,769
Total minimum lease payments	16,859,377	17,197,585
Less: Interest	(3,652,655)	(5,384,372)
Total operating lease liabilities	13,206,722	11,813,213
Less: Current portion	(1,945,987)	(1,743,156)	$ (266,599)
Long-term portion of lease obligations	11,260,735	10,070,057	$ 1,542,714
Finance Leases
2024		28,395
2025	16,993	11,342
2026	15,497	10,588
2027	13,352	8,899
2028	8,788	4,880
2029	4,237
Thereafter	8,485	2,319
Total minimum lease payments	67,352	66,423
Less: Interest	(18,709)	(18,939)
Total finance lease liabilities	48,643	47,484
Less: Current portion	(13,498)	(25,311)
Long-term portion of lease obligations	35,145	22,173
Short-term operating leases	¥ 497,773	¥ 537,432